Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income before income taxes:
Domestic	$ 295.0	$ 241.9	$ 209.6
Foreign	348.1	170.1	78.4
Income before income taxes	643.1	412.0	288.0
Current:
Domestic	44.4	38.5	31.1
Foreign	53.9	(8.6)	(39.8)
Current income tax expense (benefit)	98.3	29.9	(8.7)
Deferred:
Domestic	9.4	1.4	4.5
Foreign	76.3	117.9	50.7
Deferred income tax expense	85.7	119.3	55.2
Total income tax expense	$ 184.0	$ 149.2	$ 46.5